Statements Of Consolidated Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows - operating activities:
Net income	$ 355	$ 359	$ 432	$ 450	$ 432
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	629	686	908	892	848
Provision in lieu of deferred income taxes - net	166	(65)	40	148	194
Other - net	(3)	(2)	(4)	(3)	(4)
Changes in operating assets and liabilities:
Accounts receivable - trade (including affiliates)			12	8	(129)
Inventories			(8)	(9)	9
Accounts payable - trade (including affiliates)			(21)	15	38
Regulatory accounts related to reconcilable tariffs	(60)	41	11	(44)	(53)
Other - assets			22	(233)	172
Other - liabilities			(31)	52	(137)
Other operating assets and liabilities	(127)	34
Cash provided by operating activities	960	1,053	1,361	1,276	1,370
Cash flows - financing activities:
Issuances of long-term debt	175	725	725	250	100
Repayments of long-term debt	(41)	(594)	(639)	(131)	(125)
Net (decrease) increase in short-term borrowings	40	(3)	129	(34)	10
Distributions to members	(189)	(283)	(436)	(282)	(310)
Debt discount, premium, financing and reacquisition costs - net	11	(11)	(12)	(5)	1
Cash used in financing activities	(4)	(166)	(233)	(202)	(324)
Cash flows - investing activities:
Capital expenditures	(1,004)	(893)	(1,154)	(1,107)	(1,079)
Other - net	47	20	47	10	15
Cash used in investing activities	(957)	(873)	(1,107)	(1,097)	(1,064)
Net change in cash and cash equivalents	(1)	14	21	(23)	(18)
Cash and cash equivalents - beginning balance	25	4	4	27	45
Cash and cash equivalents - ending balance	$ 24	$ 18	$ 25	$ 4	$ 27